Business Combinations and Asset Acquisitions (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Loans and leases (including $15 and $18 at fair value, respectively)		$ 312,061	$ 325,991
Deposits		$ 395,865	413,495
IH | Kensington Vanguard National Land Services
Business Acquisition [Line Items]
Loans and leases (including $15 and $18 at fair value, respectively)			0
Identifiable intangible assets increase	[1]		138
Goodwill, Period Increase (Decrease)	[1]		195
IH | BenefitMall
Business Acquisition [Line Items]
Loans and leases (including $15 and $18 at fair value, respectively)			0
Identifiable intangible assets increase	[1]		336
Goodwill, Period Increase (Decrease)	[1]		494
Weighted average term		15 years
IH | BankDirect Capital Finance
Business Acquisition [Line Items]
Loans and leases (including $15 and $18 at fair value, respectively)			3,067
Identifiable intangible assets increase	[2]		111
Goodwill, Period Increase (Decrease)			$ 189
Business Combination Member [Member] | IH | Kensington Vanguard National Land Services
Business Acquisition [Line Items]
Business Combination, Reason for Business Combination			Expands presence in the title insurance market
Business Combination Member [Member] | IH | BenefitMall
Business Acquisition [Line Items]
Business Combination, Reason for Business Combination			Broadens products and services within benefit wholesale insurance business
Business Combination Member [Member] | IH | BankDirect Capital Finance
Business Acquisition [Line Items]
Business Combination, Reason for Business Combination			Increases scale and product offerings for premium finance business

[1]	BenefitMall and Kensington Vanguard National Land Services are wholly owned subsidiaries of TIH. The assets and liabilities of BenefitMall and Kensington Vanguard National Land Services were reclassified as discontinued operations. Refer to “Note 2. Discontinued Operations” for additional information.
[2]	Identifiable intangible assets for BankDirect Capital Finance are being amortized over a weighted average term of 15 years based on the estimated duration of economic benefits received.